THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  12-31-01

Check here if Amendment [ ]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       May 10, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $12,256 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                 TITLE OF                      VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE


ADVANTA CORP                     CL B             007942204    409       42400   SHR         SOLE             42400   0     0
ALLIANCE SEMICONDUCTOR CORP      COM              01877H100   2286      174500   SHR         SOLE            174500   0     0
FREEPORT-MCMORAN COPPER & GOLD   CL A             35671D105   1288      102600   SHR         SOLE            102600   0     0
INTIMATE BRANDS INC              CL A             461156101   3627      237200   SHR         SOLE            237200   0     0
MIPS TECHNOLOGIES INC            CL B             604567206    686       76494   SHR         SOLE             76494   0     0
NORDIC AMERICAN TANKER SHIPPING  COM              G65773106    773       55000   SHR         SOLE             55000   0     0
SYNAVANT INC                     COM              87157A105    643      154100   SHR         SOLE            154100   0     0
UNITED MICROELECTRONICS CORP     SPONSORED ADR    910873207   2544      255185   SHR         SOLE            255185   0     0

